Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Bona Film Group Ltd
Entity Central Index Key	0001504796
Document Type	20-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	30,402,346
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY